Shareholders’ equity (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders Equity
Share issued	9,090,909,090
Description of buyback program	The Buyback Program involves the acquisition of up to 36,986,424 Units, comprising 36,986,424 ordinary shares and 36,986,424 preferred shares, which, as of December 31, 2023, corresponded to approximately 1% of the Bank's share capital. As of Dezember 31, 2023, Banco Santander had 348.147.839 ordinary shares and 375.952.252 preferred shares outstanding.
Gain on sold of treasury shares	R$ 27,921	R$ 68,895	R$ 40,820